INVENTORY	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
INVENTORY [Text Block]

6. INVENTORY

	December 31, 2023	December 31, 2022
Finished goods	$100,613	$132,266
Raw materials and supplies	3,275,392	4,011,930
	$3,376,005	$4,144,196

Included in cost of goods sold is $4,915,574, (2022 - $4,695,464; 2021 - $3,091,973) of direct material costs recognized as expense. Inventory written-off during the year was $214,225 (2022 - $260,040; 2021 - $117,403).